Equity Accounted Investees - Reconciliation from Equity to Investment (Detail) € in Millions, $ in Millions, $ in Millions		12 Months Ended
	Apr. 30, 2010	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Apr. 09, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)
Disclosure of associates and joint ventures [line items]
Equity attributable to equity holders							$ 11,951	$ 237,743		$ 251,989
Economic ownership percentage		14.80%	14.80%
Coca-Cola FEMSA [member]
Disclosure of associates and joint ventures [line items]
Net income corresponding to the immaterial associates		$ (124)	$ 84	$ 44
Net income (loss) corresponding to the immaterial joint ventures		$ (157)	$ (215)	(270)
Heineken Group
Disclosure of associates and joint ventures [line items]
Equity attributable to equity holders						€ 13,392		328,393	€ 16,147	341,062
Economic ownership percentage	20.00%	14.76%	14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments						1,977		48,471	2,383	50,341
Effects of fair value determined by purchase price allocation						702		17,226	703	14,839
Goodwill						881		21,594	881	18,609
Heineken investment						3,560		87,291	3,967	83,789
Fair value of investment					€ 7,347	€ 7,255		$ 176,718	€ 7,769	$ 164,504
Dividends received		$ 2,322	$ 3,031	$ 2,872